NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Schedule Of Sales Recognized
	Six Months Ended June 30, 2022			Six Months Ended June 30, 2021
	Third Party	Related Party	Total	Third Party	Related Party	Total
Advertising	$-	$-	$-	$-	$7,650	$7,650
Accounting		2,000	2,000
Click Based and Impressions Ads	247	-	247	115	-	115
Publishing and Distribution	310	150	460	4,560	-	4,560
Server	-	-	-	-	-	-
	$557	$2,150	$2,707	$4,675	$7,650	$12,325

	December 31, 2021			December 31, 2020
	Third Party	Related Party	Total	Third Party	Related Party	Total
Advertising	$-	$10,200	$10,200	$-	$5,100	$5,100
Click Based and Impression Ads	$517	$-	$517	$456	$-	$456
Publishing and Distribution	$3,660	$1,283	$4,943	$2,392	$-	$2,392
	$4,177	$11,483	$15,660	$2,848	$5,100	$7,948

Schedule Of Deferred Revenue
	June 30,	June 30,
	2022	2021

Deferred Revenue	$-	$2,833

	December 31,	December 31,
	2021	2020

Deferred Revenue	$-	$11,333

Schedule Of Basic And Diluted Net (Loss) Per Share
	Six Months June 30, 2022	Six Months June 30, 2021
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(510,422)	$(237,367)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(510,422)	$(237,367)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	13,333,692	12,914,206

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.04)	$(0.02)
Diluted	$(0.04)	$(0.02)

	December 31,
	2021	2020
Numerator:
Net (Loss) attributable to common shareholders of Crown Equity Holdings, Inc.	$(450,793)	$(1,174,015)
Net (Loss) attributable to Crown Equity Holdings, Inc.	$(450,793)	$(1,174,015)

Denominator:
Weighted average common and common equivalent shares outstanding – basic and diluted	12,989,835	12,428,674

Earnings (Loss) per Share attributable to Crown Equity Holdings, Inc.:
Basic	$(0.03)	$(0.09)
Diluted	$(0.03)	$(0.09)

Schedule Of Deferred Tax Assets
	June 30, 2022	Dec 31, 2021
Net operating loss	$860,447	$753,258
Valuation allowance	(860,447)	(753,258)
Net deferred tax asset	-	-

December 31, 2020	Total	Level 1	Level 2	Level 3

Cash	$3,047	$3,047	$-	$-
Investments in trading securities	180,587	180,587	-	-
Total	$183,634	$183,634	$-	$-

December 31, 2021

Cash	$4,320	$4,320	$-	$-
Investments in trading securities	558,945	558,945	-	-
Total	$593,265	$593,265	$-	$-

Schedule of gain on sale of subsidiary
Assets	-
Intercompany	-
Total Assets sold	-

Cash	100
Payable assumed by buyer	5,867
Total Consideration	5,967

Gain on sale of subsidiaries	5,967